Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Text Block]
10.	Subsequent Events

Subsequent to the end of the quarter, 1,161,000 warrants were exercised for 1,161,000 common shares having a par value of $0 thousand for cash consideration of approximately $550 thousand, resulting in an increase in additional paid-in capital of approximately $550 thousand.

15.	Subsequent Events

Subsequent top the year ended December 31, 2012, 362,500 warrants were exercised for 362,500 common shares having a par value of $0 thousand for cash consideration of approximately $172 thousand, resulting in an increase in additional paid-in capital of approximately $172 thousand.